Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-financial assets and liabilities
Cost Of Interest	$ 57,259	$ 69,041
Cost Of Service For The Current Year	284,699	402,628
Past service cost	63,352	0
Expense Recognized During The Year	405,310	471,669
Expense Recognized During The Year	$ 405,310	$ 471,669